Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 7,770,556	$ 8,097,742
Allowance for uncollectible accounts receivable	(7,770,556)	(400,759)
Accounts receivable, net		$ 7,696,983